Revenue	12 Months Ended
Dec. 31, 2022
Revenue [Abstract]
Revenue

Note 16 — Revenue

	2022	2021	2020
	EUR	EUR	EUR
Revenue recognized over time
Consultancy revenue	162,407	420,167	214,756

All revenue was generated from sales transactions with independent third parties.

One customer accounted for over 10% of the Group’s total revenue, represented 74% of the Group’s sales for the year ended December 31, 2022. Three customers, each accounted for over 10% of the Group’s total revenue, represented 75% and 98% of the Group’s sales for the years ended December 31, 2021 and 2020, respectively. Trade receivable from these customers was EUR24,400, EUR71,038 and EUR81,385 as of December 31, 2022, 2021 and 2020, respectively.